EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
EVENTS AFTER THE REPORTING PERIOD
EVENTS AFTER THE REPORTING PERIOD
45	EVENTS AFTER THE REPORTING PERIOD
As of the date of this report, except for the dividend proposed by the Board of Directors disclosed in Note 36, no significant subsequent event happened.